Net Loss Per Share - Securities Excluded in the Computation of Diluted Net Loss Per Ordinary Share (Details) - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	11,568,004	53,485,296
Share options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	10,972,582	7,258,870
Performance-based Restricted Share Units ("RSUs")
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	595,422
Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares		46,226,426